DEBT - Revolving Securitization Programs (Details) € in Thousands, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Funding limit | €	€ 550,000		€ 600,000
Debt | €	3,351,888		2,477,186		€ 2,811,779
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Debt | €	€ 1,342,255		€ 1,166,473		€ 1,105,425
FFS Inc. | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Funding limit		$ 1,525
Debt		1,394		$ 1,289
FFS Inc. | Asset-backed financing (Securitizations) | Syndicated program (retail)
Disclosure of detailed information about borrowings [line items]
Funding limit		1,050
Debt		$ 974		977
FFS Inc. | Asset-backed financing (Securitizations) | Syndicated program (retail) | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.79%	0.79%
FFS Inc. | Asset-backed financing (Securitizations) | Program lease/retail
Disclosure of detailed information about borrowings [line items]
Funding limit		$ 475
Debt		$ 420		$ 312
FFS Inc. | Asset-backed financing (Securitizations) | Program lease/retail | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.70%	0.70%